Debt, Cash and Cash Equivalents - Additional Information (Details) € in Millions, $ in Billions	6 Months Ended
	Jun. 30, 2023 EUR (€) extension bond	Jun. 30, 2023 USD ($) bond	Jun. 30, 2023 USD ($) extension	Mar. 08, 2023 EUR (€)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 EUR (€)
Disclosure of detailed information about borrowings [Line Items]
Number of bond issues redeemed | bond	2	2
€1.75 billion bonds maturing March 2023
Disclosure of detailed information about borrowings [Line Items]
Notional amount						€ 1,750.0
€1 billion bonds maturing June 2023
Disclosure of detailed information about borrowings [Line Items]
Notional amount | $					$ 1.0
Syndicated credit facility, expires in 2027
Disclosure of detailed information about borrowings [Line Items]
Notional amount	€ 4,000.0
Syndicated credit facility, expires in 2028
Disclosure of detailed information about borrowings [Line Items]
Notional amount	€ 4,000.0
Credit facilities, number of extension options | extension	2		2
Credit facilities, extension option period	1 year	1 year
Syndicated credit facility canceled
Disclosure of detailed information about borrowings [Line Items]
Notional amount				€ 4,000.0
Commercial paper program in France
Disclosure of detailed information about borrowings [Line Items]
Commercial paper programs	€ 6,000.0
Commercial paper program in France | Sanofi Euro Medium Term Notes
Disclosure of detailed information about borrowings [Line Items]
Borrowing, average drawdown	€ 39.0
Commercial paper program in USA
Disclosure of detailed information about borrowings [Line Items]
Commercial paper programs | $			$ 10.0
Commercial paper program in USA | Sanofi Euro Medium Term Notes
Disclosure of detailed information about borrowings [Line Items]
Borrowing, average drawdown | $		$ 2.0